Property, Plant and Equipment Disclosure: Property, Plant and Equipment (Tables)	6 Months Ended
Feb. 28, 2017
Tables/Schedules
Property, Plant and Equipment
	2/28/2016	8/31/16
Property Plant and Equipment	$ 282,427	$ 282,427
Less accumulated depreciation	(236,148)	(214,304)
Property and equipment, net	$ 46,279	$ 68,123